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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2008

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number:      28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:


 /s/ Hal Goldstein                New York, NY              August 13, 2008
-------------------------   ----------------------------   -----------------
     [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0
                                                              ----------
Form 13F Information Table Entry Total:                               39
                                                              ----------
Form 13F Information Table Value Total:                       $2,090,901
                                                              ----------
                                                             (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                MHR Fund Management LLC
                                               Form 13F Information Table
                                              Quarter ended June 30, 2008


                                                                                             INVESTMENT DISCRETION  VOTING AUTHORITY

                                                            FAIR MARKET  SHARES/
                                     TITLE OF     CUSIP        VALUE      PRN      SH/ PUT/          SHARED  SHARED
ISSUER                                CLASS       NUMBER     (X 1000S)   AMOUNT    PRN CALL   SOLE   DEFINED OTHER  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Alsius Corp.                         Common      021211107       $272     226,363  SH        226,363               226,363
------------------------------------------------------------------------------------------------------------------------------------
American Community Newspapers Inc.   Common      02520T103       $140     560,000  SH        560,000               560,000
------------------------------------------------------------------------------------------------------------------------------------
American Community Newspapers Inc.
WTS  $5 6/29/09                      WTS         02520T111         $1   1,120,000  SH      1,120,000             1,120,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc.               Common New  150934404        $36      75,000  SH         75,000                75,000
------------------------------------------------------------------------------------------------------------------------------------
Clearpoint Business Resources, Inc.  Common      185061108       $108     225,000  SH        225,000               225,000
------------------------------------------------------------------------------------------------------------------------------------
Clearpoint Business Resources, Inc.
WTS  $5 4/17/09                      WTS         185061116         $9     450,000  SH        450,000               450,000
------------------------------------------------------------------------------------------------------------------------------------
Dynavax Technologies Corp.           Common      268158102       $913     625,000  SH        625,000               625,000
------------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies, Inc.         Common      291345106    $12,549   4,665,362  SH      4,665,362             4,665,362
------------------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.             Common      414549105     $3,668   1,825,000  SH      1,825,000             1,825,000
------------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.            Common New  452439201       $967   1,040,000  SH      1,040,000             1,040,000
------------------------------------------------------------------------------------------------------------------------------------
Ista Pharmaceuticals, Inc.           Common New  45031X204     $1,251     610,224  SH        610,224               610,224
------------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals, Inc.        Common      471894105     $2,810   1,211,111  SH      1,211,111             1,211,111
------------------------------------------------------------------------------------------------------------------------------------
Jazz Technologies, Inc. WTS
$5 3/15/11                           WTS         47214E110        $10     318,400  SH        318,400               318,400
------------------------------------------------------------------------------------------------------------------------------------
Kapstone Paper & Packaging Corp      Common      48562P103     $1,001     150,000  SH        150,000               150,000
------------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.            Common      492914106   $379,943  19,564,500  SH     19,564,500            19,564,500
------------------------------------------------------------------------------------------------------------------------------------
L-1 Identity Solutions               Common      50212A106     $5,139     385,845  SH        385,845               385,845
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International Inc.     Common New  521863308   $670,770  15,537,869  SH     15,537,869            15,537,869
------------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp        Common New  535919203   $170,897  16,495,827  SH     16,495,827            16,495,827
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications,
Inc.                                 Common      543881106   $126,560   7,182,737  SH      7,182,737             7,182,737
------------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp.                  Common      552541104    $38,131     970,000  SH        970,000               970,000
------------------------------------------------------------------------------------------------------------------------------------
Medical Nutrition USA, Inc.          Common      58461X107     $5,704   1,986,133  SH      1,986,133             1,986,133
------------------------------------------------------------------------------------------------------------------------------------




                                                                                             INVESTMENT DISCRETION  VOTING AUTHORITY

                                                            FAIR MARKET  SHARES/
                                     TITLE OF     CUSIP        VALUE      PRN      SH/ PUT/          SHARED  SHARED
ISSUER                                CLASS       NUMBER     (X 1000S)   AMOUNT    PRN CALL   SOLE   DEFINED OTHER  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications, Inc.        Common      591708102   $240,364  13,572,233  SH     13,572,233            13,572,233
------------------------------------------------------------------------------------------------------------------------------------
MiddleBrook Pharmaceuticals, Inc.    Common      596087106     $4,901   1,450,000  SH      1,450,000             1,450,000
------------------------------------------------------------------------------------------------------------------------------------
Neose Technologies Inc.              Common      640522108     $1,027   3,424,325  SH      3,424,325             3,424,325
------------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.                  Common      66986X106       $220     952,380  SH        952,380               952,380
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises, Inc.   Class A     Y6476R105    $19,812   1,200,000  SH      1,200,000             1,200,000
------------------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.          Common      709754105       $933     345,575  SH        345,575               345,575
------------------------------------------------------------------------------------------------------------------------------------
Polaris Acquisition Corp.            Common      73104R102     $6,685     700,000  SH        700,000               700,000
------------------------------------------------------------------------------------------------------------------------------------
Polaris Acquisition Corp WTS $7
1/10/2012                            WTS         73104R110       $525     700,000  SH        700,000               700,000
------------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.            Common      74153Q102   $368,862   7,800,000  SH      7,800,000             7,800,000
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.                  Common      752182105     $2,706     482,400  SH        482,400               482,400
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc. WTS
$5 10/26/08                          WTS         752182113       $857   1,158,252  SH      1,158,252             1,158,252
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group Inc.        Class A     829226109    $10,006   1,316,630  SH      1,316,630             1,316,630
------------------------------------------------------------------------------------------------------------------------------------
                                     Common
Sprint Nextel Corp                   Ser 1       852061100       $760      80,000  SH         80,000                80,000
------------------------------------------------------------------------------------------------------------------------------------
                                     Sponsored
TIM Participacoes SA - ADR           ADR Pfd     88706P106     $1,439      50,600  SH         50,600                50,600
------------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc.                         Common      92552V100     $5,431     268,708  SH        268,708               268,708
------------------------------------------------------------------------------------------------------------------------------------
Willbros Group Inc.                  Common      969199108     $2,191      50,000  SH         50,000                50,000
------------------------------------------------------------------------------------------------------------------------------------
                                     Sponsored
XTL Biopharmaceuticals Ltd.          ADR         98386D109     $2,768     720,900  SH        720,900               720,900
------------------------------------------------------------------------------------------------------------------------------------
Yucheng Technologies Limited         Common      G98777108       $537      48,000  SH         48,000                48,000
------------------------------------------------------------------------------------------------------------------------------------
Total Market Value (in thousands)                          $2,090,901

